Income tax (Details 5) $ in Millions	Jun. 30, 2018 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	$ 10,389
Do Not Expire [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	1,404
Argentina | 2014 [Member] | 2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	49
Argentina | 2015[Member] | 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	77
Argentina | 2016 [Member] | 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	98
Argentina | 2017 [Member] | 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	141
Argentina | 2018 [Member] | 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	7,460
Bolivia | 2017 [Member] | 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	13
Bolivia | 2017 [Member] | 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	127
Bolivia | 2018 [Member] | 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	47
Brazil | 2008 To 2017 [Member] | Do Not Expire [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total cumulative tax loss carry-forwards	$ 973